Commitments and Contingencies - Other information related to leases (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	$ 50	$ 0	$ 138	$ 0	$ 0